Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 152,785	$ 143,061
Canadian federal government
Disclosure of financial assets [line items]
Financial assets	6,446	5,576
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,890	3,830
Canadian federal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	2,556	1,746
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Financial assets	14,965	13,065
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	13,826	11,866
Canadian provincial and municipal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,139	1,199
U.S. government and agency
Disclosure of financial assets [line items]
Financial assets	3,111	2,907
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,748	1,380
U.S. government and agency | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,363	1,527
Other foreign government
Disclosure of financial assets [line items]
Financial assets	5,917	5,646
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,181	4,929
Other foreign government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	736	717
Government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Financial assets	30,439	27,194
Government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	24,645	22,005
Government issued or guaranteed debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	5,794	5,189
Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	42,765	39,883
Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	37,681	34,870
Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	5,084	5,013
Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	8,402	7,366
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,568	4,527
Asset-backed securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	2,834	2,839
Debt securities
Disclosure of financial assets [line items]
Financial assets	81,606	74,443
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	67,894	61,402
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	13,712	13,041
Financials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	10,926	9,860
Financials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	9,341	8,390
Financials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,585	1,470
Utilities | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	7,258	6,881
Utilities | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,693	6,353
Utilities | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	565	528
Industrials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	5,429	4,643
Industrials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,800	4,053
Industrials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	629	590
Energy | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	4,232	3,968
Energy | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,867	3,628
Energy | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	365	340
Communication services | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	3,546	3,307
Communication services | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,075	2,826
Communication services | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	471	481
Real estate | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,963	3,016
Real estate | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,595	2,640
Real estate | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	368	376
Health care | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,122	2,033
Health care | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,886	1,734
Health care | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	236	299
Consumer staples | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,924	1,882
Consumer staples | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,703	1,625
Consumer staples | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	221	257
Materials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,543	1,481
Materials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,331	1,225
Materials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	212	256
Consumer discretionary | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,487	1,581
Consumer discretionary | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,268	1,372
Consumer discretionary | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	219	209
Information technology | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,335	1,231
Information technology | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,122	1,024
Information technology | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	$ 213	$ 207